Financial Statement Schedule I - STATEMENTS OF CASH FLOWS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating activities:
Net income	$ 147,246	$ 166,555	$ 242,431
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	209,118	159,723	129,256
Accretion of convertible notes	388
Loss (gain) on change in fair value of derivatives	(50,001)	22,218	19,230
Share-based compensation	12,350	10,682	10,258
Changes in operating assets and liabilities:
Accounts receivable trade	65,379	51,670	(179,607)
Amounts due from related parties	26,828	(17,347)	9,237
Prepaid expenses and other current assets	(72,188)	33,283	(2,208)
Other non-current assets	(11,913)	(24,037)	9,387
Accounts payable	(89,180)	209,175	47,756
Amounts due to related parties	(9,773)	(5,798)	10,467
Liability for uncertain tax positions	(623)	(4,775)	10,863
Net deferred tax assets	(21,439)	(12,455)	37,591
Net settlement of derivatives	33,054	(27,012)	28,731
Net cash provided by (used in) operating activities	(120,541)	600,111	216,280
Investing activities:
Net cash provided by (used in) investing activities	(319,662)	(294,102)	29,071
Financing activities:
Repayment of short-term borrowings	(1,561,597)	(1,649,721)	(2,368,967)
Proceeds from changes in ownership interests in subsidiaries without change of control	261,332	11,488	10,470
(Repayment of) proceeds from convertible notes		(127,500)
Proceeds from exercise of stock options	1,035	875	769
Net cash provided by (used in) financing activities	823,501	(34,614)	(463,613)
Effect of exchange rate changes	50,997	(6,965)	(38,725)
Net increase (decrease) in cash and cash equivalents	434,295	264,430	(256,987)
Cash and cash equivalents at the beginning of the year	1,205,420	940,990	1,190,134
Cash and cash equivalents at the end of the year	1,639,715	1,205,420	940,990
Supplemental disclosure of cash flow information:
Interest paid (net of amounts capitalized)	78,747	85,362	103,236
Parent Company | Reportable Legal Entities [Member]
Operating activities:
Net income	146,703	171,585	237,070
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	156	154	21
Accretion of convertible notes	388
Loss on disposal of subsidiaries		116,879
Loss (gain) on change in fair value of derivatives	(25,341)	5,193	2,671
Allowance for credit losses	357	(83)	(212)
Equity in earnings of subsidiaries	(171,293)	(308,597)	(195,950)
Share-based compensation	12,350	10,682	10,259
Changes in operating assets and liabilities:
Amounts due from related parties	287,865	(43,630)	(184,755)
Prepaid expenses and other current assets	(13,183)	17,012	(7,778)
Other non-current assets	28,459	(1,158)	(149)
Amounts due to related parties	(340,502)	183,675	15,598
Other current liabilities	31,809	(2,707)	(22,058)
Liability for uncertain tax positions	306	408	6,008
Net deferred tax assets	(468)	(1,292)	9,230
Net settlement of derivatives	19,517	(11,125)	21,450
Net cash provided by (used in) operating activities	(22,877)	136,996	(108,595)
Investing activities:
Investment in subsidiaries	(126,487)	(36,146)	(1,051)
Investments in affiliates	(2,766)	(2,483)
Funding of loans to subsidiaries	(264,848)	(40,600)	(94,000)
Repayment of loans from subsidiaries	20,485	12,809	375,635
Net cash provided by (used in) investing activities	(373,616)	(66,420)	280,584
Financing activities:
Repayment of short-term borrowings	30,000		(151,000)
Proceeds from (repayment of) long-term borrowings		50,000
Proceeds from changes in ownership interests in subsidiaries without change of control	224,553
(Repayment of) proceeds from convertible notes	222,826
Payments of issuance costs on convertible notes		(127,500)
Payments for repurchase of treasury stock	(5,963)	(11,845)
Proceeds from exercise of stock options	1,035	875	769
Net cash provided by (used in) financing activities	472,451	(88,470)	(150,231)
Effect of exchange rate changes	(43,246)	11,110	(29,618)
Net increase (decrease) in cash and cash equivalents	32,712	(6,784)	(7,860)
Cash and cash equivalents at the beginning of the year	2,313	9,097	16,957
Cash and cash equivalents at the end of the year	35,025	2,313	9,097
Supplemental disclosure of cash flow information:
Interest paid (net of amounts capitalized)	$ 7,966	$ 4,644	$ 10,154